Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 541,841		$ 785,038	$ 769,432
Investment held trust account pay tax			1,034,596
Trust Account in connection with redemption			$ 250,522,502
Class A common stock in the calculation of diluted income per share (in Shares)	13,140,000	13,140,000	24,841,284
Percentage of common stock issued and outstanding	20.00%		20.00%
Public and private warrant to purchase (in Shares)			13,140,000	13,140,000
Federal depository insurance corporation coverage limit	$ 250,000		$ 250,000
Aggregate amount			250,522,502
Effective tax rate	0.00%	0.00%
Tax rate percentage	21.00%	21.00%
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Adjusts and fair value at liabilities	$ 8,433,333		8,433,333
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Adjusts and fair value at liabilities	$ 4,706,667		$ 4,706,667
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)	458,716		458,716	25,300,000
Class A common stock in the calculation of diluted income per share (in Shares)			24,841,284
Stockholders elected to redeem value			$ 250,522,502
Percentage of common stock issued and outstanding			98.20%